Fixed assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Fixed assets

Note 15 - Fixed assets

		Real estate in use (2)		Other fixed assets (2)
Fixed Assets (1)	Fixed assets under construction	Land	Buildings	Improvements	Installations	Furniture and equipment	EDP systems (3)	Other (communication, security and transportation)	Total
Annual depreciation rates			4%	10%	10 to 20%	10 to 20%	20 to 50%	10 to 20%
Cost
Balance at 12/31/2016	387	1,047	3,099	1,857	1,901	1,205	8,543	1,075	19,114
Acquisitions	302	—	—	147	7	111	294	82	943
Disposal	—	(1)	(69)	(46)	(1)	(14)	(313)	(20)	(464)
Exchange variation	—	4	5	37	15	(12)	5	1	55
Transfers	(320)	—	86	122	26	—	86	—	—
Other	(2)	(6)	(14)	87	7	(138)	64	10	8
Balance at 12/31/2017	367	1,044	3,107	2,204	1,955	1,152	8,679	1,148	19,656
Depreciation
Balance at 12/31/2016	—	—	(1,840)	(1,114)	(986)	(674)	(5,804)	(654)	(11,072)
Accumulated depreciation	—	—	(80)	(211)	(154)	(104)	(910)	(105)	(1,564)
Disposal	—	—	16	29	—	6	283	19	353
Exchange variation	—	—	—	(12)	10	28	(16)	(4)	6
Other	—	—	11	(67)	(21)	29	36	(8)	(20)
Balance at 12/31/2017	—	—	(1,893)	(1,375)	(1,151)	(715)	(6,411)	(752)	(12,297)
Impairment
Balance at 12/31/2016	—	—	—	—	—	—	—	—	—
Additions/ assumptions	—	—	—	—	—	—	—	—	—
Reversals	—	—	—	—	—	—	—	—	—
Balance at 12/31/2017	—	—	—	—	—	—	—	—	—
Book value
Balance at 12/31/2017	367	1,044	1,214	829	804	437	2,268	396	7,359

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 181 achievable by 2019 (Note 36 - Off balance sheet).
(2)	Includes the amount of R$ 3 related to attached real estate.
(3)	Includes lease contracts, mainly related to data processing equipment, which are accounted for as lease operations. The asset and the liability are recognized in the Financial Statements.

		Real estate in use (2)		Other fixed assets (2)
Fixed assets (1)	Fixed assets under construction	Land	Buildings	Improvements	Installations	Furniture and equipment	EDP systems (3)	Other (communication, security and transportation)	Total
Annual depreciation rates			4%	10%	10 to 20%	10 to 20%	20 to 50%	10 to 20%
Cost
Balance at 12/31/2015	792	1,008	3,026	1,673	1,801	975	8,217	858	18,350
Acquisitions	341	57	70	137	47	309	246	223	1,430
Disposal	—	(4)	(13)	(56)	(15)	(8)	(449)	(6)	(551)
Exchange variation	(2)	(15)	(11)	(22)	(3)	(67)	151	3	34
Transfers	(738)	—	27	125	—	1	515	4	(66)
Other	(6)	1	—	—	71	(5)	(137)	(7)	(83)
Balance at 12/31/2016	387	1,047	3,099	1,857	1,901	1,205	8,543	1,075	19,114
Depreciation
Balance at 12/31/2015	—	—	(1,764)	(930)	(841)	(579)	(5,138)	(557)	(9,809)
Accumulated depreciation	—	—	(80)	(245)	(142)	(102)	(1,038)	(95)	(1,702)
Disposal	—	—	11	53	6	5	377	4	456
Exchange variation	—	—	(8)	8	9	(1)	(101)	(8)	(101)
Other	—	—	1	—	(18)	3	96	2	84
Balance at 12/31/2016	—	—	(1,840)	(1,114)	(986)	(674)	(5,804)	(654)	(11,072)
Impairment
Balance at 12/31/2015	—	—	—	—	—	—	—	—	—
Additions/ assumptions	—	—	—	—	—	—	—	—	—
Reversals	—	—	—	—	—	—	—	—	—
Balance at 12/31/2016	—	—	—	—	—	—	—	—	—
Book value
Balance at 12/31/2016	387	1,047	1,259	743	915	531	2,739	421	8,042

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 48 achievable by 2017 (Note 36 - Off balance sheet).
(2)	Includes the amount of R$ 4 related to attached real estate.
(3)	Includes lease contracts, mainly related to data processing equipment, which are accounted for as lease operations. The asset and the liability are recognized in the Financial Statements.

		Real estate in use (2)		Other fixed assets (2)
Fixed assets (1)	Fixed assets under construction	Land	Buildings	Improvements	Installations	Furniture and equipment	EDP systems (3)	Other (communication, security and transportation)	Total
Annual depreciation rates			4%	10%	10 to 20%	10 to 20%	20 to 50%	10 to 20%
Cost
Balance at 12/31/2014	2,277	1,011	2,220	1,468	1,116	916	7,419	773	17,200
Acquisitions	198	—	6	139	75	141	824	83	1,466
Disposal	—	(6)	(13)	(112)	182	(68)	(533)	(5)	(555)
Exchange variation	—	3	35	81	6	8	6	6	145
Transfers	(1,681)	—	777	63	422	—	419	—	—
Other	(2)	—	1	34	—	(22)	82	1	94
Balance at 12/31/2015	792	1,008	3,026	1,673	1,801	975	8,217	858	18,350
Depreciation
Balance at 12/31/2014	—	—	(1,695)	(754)	(519)	(504)	(4,538)	(479)	(8,489)
Accumulated depreciation	—	—	(74)	(257)	(129)	(93)	(1,057)	(78)	(1,688)
Disposal	—	—	9	109	(183)	13	489	3	440
Exchange variation	—	—	(6)	(27)	(2)	1	(7)	(3)	(44)
Other	—	—	2	(1)	(8)	4	(25)	—	(28)
Balance at 12/31/2015	—	—	(1,764)	(930)	(841)	(579)	(5,138)	(557)	(9,809)
Impairment
Balance at 12/31/2014	—	—	—	—	—	—	—	—	—
Additions/ assumptions	—	—	—	—	—	—	—	—	—
Reversals	—	—	—	—	—	—	—	—	—
Balance at 12/31/2015	—	—	—	—	—	—	—	—	—
Book value
Balance at 12/31/2015	792	1,008	1,262	743	960	396	3,079	301	8,541

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 59, achievable by 2016 (Note 36 - Off balance sheet).
(2)	Includes the amount of R$ 4 related to attached real estate.
(3)	Includes lease contracts, mainly related to data processing equipment, which are accounted for as lease operations. The asset and the liability are recognized in the Financial Statements.